Consolidated statement of income - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Consolidated Statement of Income [Line Items]
Interest and similar income	[1]	€ 11,034	€ 12,507	€ 22,506	€ 25,004
Interest expense		7,143	8,884	14,779	17,554
Provision for credit losses, Statement of Income		423	476	894	915
Net interest income		3,891	3,623	7,727	7,450
Net interest income after provision for credit losses		3,468	3,147	6,833	6,535
Net Commissions and fee income		2,674	2,594	5,426	5,207
Net gains (losses) on financial assets/liabilities at fair value through profit or loss		1,676	965	3,005	1,895
Net gains (losses) on derecognition of financial assets at amortized cost		1	0	4	(8)
Net gains (losses) on financial assets at fair value through other comprehensive income		17	13	33	39
Net income (loss) from equity method investments		(19)	(11)	(38)	(4)
Other income (loss)		97	123	314	104
Total noninterest income		4,448	3,685	8,745	7,234
Compensation and benefits		2,894	3,010	5,935	5,940
General and administrative expenses		2,065	3,738	4,245	6,111
Impairment of goodwill and other intangible assets		0	0	0	0
Restructuring activities		0	(46)	(5)	(45)
Total noninterest expenses		4,959	6,702	10,175	12,006
Profit (loss) before tax		2,957	130	5,402	1,763
Income tax expense (benefit)		840	276	1,554	745
Profit (loss)		2,116	(145)	3,849	1,018
Profit (loss) attributable to noncontrolling interests		(46)	(45)	(90)	(73)
Profit (loss) attributable to Deutsche Bank shareholders and additional equity components		€ 2,070	€ (190)	€ 3,758	€ 945

[1]	Interest and similar income of € 8.1 billion for the three months ended June 30, 2025 and € 9.4 billion for the three months ended June 30, 2024, € 16.6 billion for the six months ended June 30, 2025 and € 18.9 billion for the six months ended June 30, 2024 was calculated based on the effective interest method